Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Receivables Result from Contracts with Customers
As of December 31, 2022, all trade receivables are denominated in US dollars. The maximum default risk for receivables is their carrying amount. All receivables result from contracts with customers.

€ thousand	December 31, 2022	December 31, 2021
Trade receivables	1,101	0
Total	1,101	0